Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 128,664	$ 180,552
Accounts receivable, net of allowance for credit losses of $8,026 and $6,299, respectively	118,905	109,384
Net investment in finance leases, net of allowance for credit losses of $186 and $0, respectively	40,164	40,940
Container leaseback financing receivable, net of allowance for credit losses of $90 and $0, respectively	20,661	20,547
Trading containers	12,894	11,330
Containers held for sale	46,902	41,884
Prepaid expenses and other current assets	14,367	14,816
Due from affiliates, net	2,112	1,880
Total current assets	384,669	421,333
Restricted cash	97,334	97,353
Containers, net of accumulated depreciation of $1,482,677 and $1,443,167, respectively	4,007,433	4,156,151
Net investment in finance leases, net of allowance for credit losses of $801 and $0, respectively	297,549	254,363
Container leaseback financing receivable, net of allowance for credit losses of $379 and $0, respectively	245,507	251,111
Fixed assets, net of accumulated depreciation of $12,465 and $12,266, respectively	1,108	1,128
Intangible assets, net of accumulated amortization of $45,923 and $45,359, respectively	4,727	5,291
Derivative instruments		135
Deferred taxes	1,388	1,388
Other assets	14,091	14,364
Total assets	5,053,806	5,202,617
Current liabilities:
Accounts payable and accrued expenses	21,499	23,404
Container contracts payable	5,294	9,394
Other liabilities	2,733	2,636
Due to container investors, net	19,151	21,978
Debt, net of unamortized costs of $6,293 and $8,120, respectively	239,066	242,433
Total current liabilities	287,743	299,845
Debt, net of unamortized costs of $21,160 and $21,446, respectively	3,426,079	3,555,296
Derivative instruments	37,500	13,778
Income tax payable	9,945	9,909
Deferred taxes	6,644	7,789
Other liabilities	29,546	30,355
Total liabilities	3,797,457	3,916,972
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,326,555 shares issued and 54,870,475 shares outstanding at 2020; 58,326,555 shares issued and 56,817,918 shares outstanding at 2019	583	583
Treasury shares, at cost, 3,456,080 and 1,508,637 shares, respectively	(33,223)	(17,746)
Additional paid-in capital	411,666	410,595
Accumulated other comprehensive loss	(9,401)	(511)
Retained earnings	861,194	866,458
Total Textainer Group Holdings Limited shareholders’ equity	1,230,819	1,259,379
Noncontrolling interest	25,530	26,266
Total equity	1,256,349	1,285,645
Total liabilities and equity	$ 5,053,806	$ 5,202,617